Interests in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of Subsidiaries With Non-controlling Interests

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent		Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30 June 2023	30 June 2022	30 June 2023	30 June 2022
Name	Incorporation	Shares	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85.00%	85.00%	15.00%	15.00%
AK Operations LLC	USA	Ordinary	100.00%	100.00%	-	-
AK Custom Mining LLC	USA	Ordinary	100.00%	100.00%	-	-
Alaska Range Resources LLC	USA	Ordinary	100.00%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Schedule of Financial Information of Subsidiaries with Non-controlling Interests

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd		Snow Lake Resources Ltd		Alaska Range Resources LLC
	30 June 2023	30 June 2022	30 June 2023	30 June 2022	30 June 2023
	A$	A$	A$	A$	A$

Summarized statement of financial position
Current assets	1,827,323	15,182,579	-	-	555,600
Non-current assets	83,964,996	59,691,189	-	-	-

Total assets	85,792,319	74,873,768	-	-	555,600

Current liabilities	141,459	3,743,091	-	-	1,652,893

Total liabilities	141,459	3,743,091	-	-	1,652,893

Net assets/(liabilities)	85,650,860	71,130,677	-	-	(1,097,293)

Summarized statement of profit or loss and other comprehensive income
Revenue	20,697	-	-	-	70
Expenses	(495,779)	(450,134)	-	(817,608)	(561,538)

Loss before income tax expense	(475,082)	(450,134)	-	(817,608)	(561,468)
Income tax expense	-	-	-	-	-

Loss after income tax expense	(475,082)	(450,134)	-	(817,608)	(561,468)

Other comprehensive income/(loss)	-	-	-	-	-

Total comprehensive income/(loss)	(475,082)	(450,134)	-	(817,608)	(561,468)

Statement of cash flows
Net cash used in operating activities	(238,904)	(9,139,831)	-	(274,751)	(394,604)
Net cash from/(used in) investing activities	(13,239,174)	19,980,149	-	(11,149)	(10,331,271)
Net cash from financing activities	-	-	-	-	11,349,211

Net increase/(decrease) in cash and cash equivalents	(13,478,078)	10,840,318	-	(285,900)	623,336

Other financial information
Loss attributable to non-controlling interests	(87,149)	(67,520)	-	(214,213)	-
Accumulated non-controlling interests at the end of reporting period	(324,861)	(237,712)	-	(868,653)	-